UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-5149
                                   811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series
                           Merrill Lynch Premier Institutional Fund
                           Merrill Lynch Institutional Fund
                           Merrill Lynch Institutional Tax-Exempt Fund
                           Merrill Lynch Government Fund
                           Merrill Lynch Treasury Fund
               Master Institutional Money Market Trust
                           Master Premier Institutional Fund
                           Master Institutional Fund
                           Master Institutional Tax-Exempt Fund

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service:  Terry K. Glenn, President Merrill Lynch
        Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
        P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/05

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

Merrill Lynch Premier Institutional Fund
Schedule of Investments
July 31, 2004

--------------------------------------------------------------------------------------------------------
   Face
   Amount                    Money Market Funds                                     Value
--------------------------------------------------------------------------------------------------------
$40,584,904,725        Master Premier Institutional Fund                      $40,584,904,725
                       Total Money Market Funds                                40,584,904,725
                       Total Investments -- 100.1%                             40,584,904,725
                       Liabilities in Excess of Other Assets -- (0.1%)            (40,831,037)
                       Net Assets -- 100.0%                                   $40,544,073,688
--------------------------------------------------------------------------------------------------------

Merrill Lynch Government Fund
Schedule of Investments
July 31, 2004

----------------------------------------------------------------------------------------------------------
                                                                   Interest    Maturity
                    Face Amount                                      Rate        Date            Value
----------------------------------------------------------------------------------------------------------
U.S.              $ 30,000,000   Fannie Mae                          1.75%      05/23/05    $   29,887,500
Government          15,000,000   Fannie Mae                          1.45       07/08/05        14,878,125
& Agency            15,000,000   Fannie Mae                          2.34       09/16/05        14,990,625
Issues- 20.9%       14,275,000   Fannie Mae                          2.00       10/21/05        14,199,164
                    15,000,000   Fannie Mae                          2.30       11/14/05        14,962,500
                    50,000,000   Fannie Mae                          7.13       02/15/05        51,343,750
                    20,000,000   Federal Farm Credit Banks           1.97       10/20/04        20,018,750
                    17,000,000   Federal Farm Credit Banks           1.50       04/01/05        16,915,000
                     7,000,000   Federal Farm Credit Banks           5.85       06/10/05         7,213,094
                    25,000,000   Federal  Home Loan Banks            2.13       12/15/04        25,046,875
                    50,000,000   Federal  Home Loan Banks            4.13       01/14/05        50,515,625
                    25,000,000   Federal  Home Loan Banks            1.20       04/01/05        24,843,750
                    25,000,000   Federal  Home Loan Banks            1.63       06/15/05        24,867,187
                    25,000,000   Federal  Home Loan Banks            1.63       07/29/05        24,820,312
                    10,000,000   Federal  Home Loan Banks            2.00       10/20/05         9,943,750
                    30,000,000   Federal  Home Loan Banks            2.25       12/15/05        29,868,750
                    27,000,000   Freddie Mac                         1.46       11/17/04        26,989,713
                    25,000,000   Freddie Mac                         3.88       02/15/05        25,234,375
                    15,000,000   Freddie Mac                         2.29       10/28/05        14,966,355
                    10,000,000   Freddie Mac                         2.13       11/15/05         9,956,250
                    15,000,000   Freddie Mac                         2.14       02/24/06        14,880,180
                    25,000,000   Fannie Mae D/N                      1.45       10/06/04        24,935,003
                    50,000,000   Fannie Mae D/N                      1.22       02/04/05        49,515,000
                    50,000,000   Federal  Home Loan Banks D/N        1.42       09/15/04        49,911,250
                     9,475,000   Federal  Home Loan Banks D/N        1.42       09/17/04         9,457,434
                    40,000,000   Freddie Mac D/N                     1.23       08/17/04        39,978,133
                    50,000,000   Freddie Mac D/N                     1.44       09/21/04        49,898,000
                    66,017,000   Freddie Mac D/N                     1.45       09/28/04        65,862,777
                    49,609,000   Freddie Mac D/N                     1.25       11/02/04        49,410,569
                     9,505,000   Freddie Mac D/N                     1.25       11/04/04         9,466,030
                    38,000,000   Freddie Mac D/N                     1.22       12/06/04        37,775,800
                    50,000,000   Freddie Mac D/N                     1.76       12/21/04        49,670,000
                    75,000,000   Freddie Mac D/N                     1.09       12/27/04        74,482,500
                    50,000,000   Freddie Mac D/N                     1.75       12/28/04        49,655,000
                    25,000,000   Freddie Mac D/N                     1.38       12/30/04        24,825,000
                    50,000,000   Freddie Mac D/N                     1.76       01/04/05        49,625,000
                   100,000,000   Freddie Mac D/N                     1.22       01/11/15        99,210,010
                     4,000,000   Freddie Mac D/N                     1.16       03/08/05         3,953,200
                    25,000,000   Freddie Mac D/N                     1.20       03/24/05        24,685,003
----------------------------------------------------------------------------------------------------------
                                 Total U.S. Government & Agency Issues
                                 (Cost $1,231,153,284)                                       1,228,657,339
----------------------------------------------------------------------------------------------------------
U.S.              $ 50,000,000   Fannie Mae                          1.25%      10/28/04    $   49,996,384
Government          50,000,000   Fannie Mae                          1.51       01/18/05        49,989,250
Agency              50,000,000   Fannie Mae                          1.56       01/28/05        49,990,095
Issues-             50,000,000   Fannie Mae                          1.35       02/18/05        49,995,797
Variable           250,000,000   Fannie Mae                          1.33       04/28/05       249,972,036
Rate-46.2%         500,000,000   Fannie Mae                          1.34       07/29/05       499,925,161
                    75,000,000   Fannie Mae                          1.35       08/29/05        74,961,415
                    75,000,000   Fannie Mae                          1.14       02/17/06        74,971,420
                   100,000,000   Federal Farm Credit Banks           1.33       08/24/04        99,997,789
                    50,000,000   Federal Farm Credit Banks           1.30       12/02/04        50,000,000
                   100,000,000   Federal Farm Credit Banks           1.29       12/15/04        99,998,152
                    48,400,000   Federal Farm Credit Banks           1.27       02/28/05        48,397,206
                   100,000,000   Federal Farm Credit Banks           1.27       03/24/05        99,987,141
                    75,000,000   Federal Farm Credit Banks           1.25       10/03/05        74,964,782
                   100,000,000   Federal Farm Credit Banks           1.28       10/27/05        99,950,344
                    25,000,000   Federal Farm Credit Banks           1.28       12/01/05        24,996,632
                    50,000,000   Federal Farm Credit Banks           1.29       12/05/05        49,993,153
----------------------------------------------------------------------------------------------------------

Merrill Lynch Government Fund
Schedule of Investments
July 31, 2004

----------------------------------------------------------------------------------------------------------
                                                                   Interest    Maturity
                    Face Amount                                      Rate        Date            Value
----------------------------------------------------------------------------------------------------------
Government        $ 25,000,000   Federal Farm Credit Banks           1.28%     12/05/05         24,994,375
U.S.               150,000,000   Federal Farm Credit Banks           1.28       01/04/06       149,973,221
Agency              28,000,000   Federal Farm Credit Banks           1.26       01/05/06        27,988,082
Issues-            150,000,000   Federal Farm Credit Banks           1.27       01/27/06       149,955,261
Variable           100,000,000   Federal Farm Credit Banks           1.29       02/13/06        99,984,651
Rate-              100,000,000   Federal  Home Loan Banks            1.29       09/17/04        99,994,842
(continued)         25,000,000   Federal  Home Loan Banks            1.34       09/27/04        24,998,781
                    60,000,000   Federal  Home Loan Banks            1.29       03/03/05        60,000,000
                   100,000,000   Federal  Home Loan Banks            1.36       07/26/05        99,980,137
                    50,000,000   Federal  Home Loan Banks            1.17       08/26/05        49,975,866
                   150,000,000   Freddie Mac                         1.37       09/09/05       150,029,370
                    33,962,000   Freddie Mac                         1.14       11/07/05        33,967,297
----------------------------------------------------------------------------------------------------------
                                 Total U.S. Government  Agency
                                 Issues- Variable Rate
                                 (Cost $2,719,928,640)                                       2,719,928,640
----------------------------------------------------------------------------------------------------------
Repurchase        $265,000,000   ABN AMRO Inc.,
Agreements**-                     purchased on 07/30/04              1.37%      08/02/04    $  265,000,000
32.9%              260,000,000   Barclays Capital Inc.,
                                  purchased on 07/30/04              1.36       08/02/04       260,000,000
                   200,000,000   Countrywide Funding Inc.,
                                  purchased on 07/30/04              1.37       08/02/04       200,000,000
                   275,000,000   Credit Suisse First Boston
                                  purchased on 07/30/04              1.36       08/02/04       275,000,000
                    53,783,000   Goldman Sachs & Company
                                  purchased on 07/30/04              1.30       08/02/04        53,783,000
                   485,000,000   HSBC Securities (USA) Inc.,
                                  purchased on 07/30/04              1.37       08/02/04       485,000,000
                   110,000,000   J.P. Morgan Securities Inc.,
                                  purchased on 07/30/04              1.35       08/02/04       110,000,000
                    35,000,000   State Street Bank & Trust,
                                  purchased on 07/30/04              1.27       08/02/04        35,000,000
                   250,000,000   UBS  Warburg LLC,
                                  purchased on 07/30/04              1.35       08/02/04       250,000,000
----------------------------------------------------------------------------------------------------------
                                 Total Repurchase Agreements
                                 (Cost $1,933,783,000)                                       1,933,783,000
----------------------------------------------------------------------------------------------------------
                                 Total Investments- 100.0%
                                 (Cost $ 5,884,864,924)                                      5,882,368,979
----------------------------------------------------------------------------------------------------------
                                 Liabilities in Excess of Other Assets - 0.0%                     (705,696)
----------------------------------------------------------------------------------------------------------
                                 Net Assets-Equivalent to $1.00 Per
                                 Share on 5,884,159,228 Shares of
                                 Beneficial Interest Outstanding-100.0%                     $5,881,663,283
==========================================================================================================

Merrill Lynch Institutional Fund
Schedule of Investments
July 31, 2004

--------------------------------------------------------------------------------------------------------
   Face
   Amount                    Money Market Funds                                     Value
--------------------------------------------------------------------------------------------------------
$10,570,597,592         Master Institutional Fund                             $10,570,597,592
                        Total Money Market Funds                               10,570,597,592
                        Total Investments -- 100.1%                            10,570,597,592
                        Liabilities in Excess of Other Assets -- (0.1%)           (10,507,516)
                        Net Assets -- 100.0%                                  $10,560,090,076
--------------------------------------------------------------------------------------------------------

Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
July 31, 2004

--------------------------------------------------------------------------------------------------------
   Face
  Amount                    Money Market Funds                                             Value
--------------------------------------------------------------------------------------------------------
$11,870,379,712         Master Institutional Tax-Exempt Fund                           $11,870,379,712
                        Total Money Market Funds                                        11,870,379,712
                        Total Investments --- 100.1%                                    11,870,379,712
                        Liabilities in Excess of Other Assets --- (0.1%)                    (8,542,754)
                        Net Assets --- 100.0%                                          $11,861,836,958
--------------------------------------------------------------------------------------------------------

Merrill Lynch Treasury Fund
Schedule of Investments
July 31, 2004

--------------------------------------------------------------------------------------------------------
                                                               Interest    Maturity
                       Face Amount                               Rate        Date             Value
--------------------------------------------------------------------------------------------------------
U.S. Government      $   8,779,000      U.S. Treasury Bills       1.17%    08/05/04       $    8,777,859
Issues-100.0%           95,000,000      U.S. Treasury Bills       1.18     08/05/04           94,987,564
                        50,000,000      U.S. Treasury Bills       1.20     08/05/04           49,993,333
                       160,953,000      U.S. Treasury Bills       1.16     08/12/04          160,895,993
                        50,000,000      U.S. Treasury Bills       1.19     08/12/04           49,981,881
                         7,900,000      U.S. Treasury Bills       1.04     08/19/04            7,895,902
                       179,011,000      U.S. Treasury Bills       1.18     08/19/04          178,905,758
                        25,000,000      U.S. Treasury Bills       1.19     08/19/04           24,985,187
                           157,000      U.S. Treasury Bills       1.20     08/19/04              156,906
                        80,115,000      U.S. Treasury Bills       1.22     08/19/04           80,066,130
                         2,707,000      U.S. Treasury Bills       1.27     08/19/04            2,705,281
                        25,000,000      U.S. Treasury Bills       1.04     08/26/04           24,982,031
                        36,000,000      U.S. Treasury Bills       1.15     08/26/04           35,971,150
                        15,000,000      U.S. Treasury Bills       1.16     08/26/04           14,987,969
                       110,000,000      U.S. Treasury Bills       1.27     08/26/04          109,902,986
                        25,000,000      U.S. Treasury Bills       1.33     08/26/04           24,976,910
                         5,000,000      U.S. Treasury Bills       1.34     08/26/04            4,995,339
                        15,000,000      U.S. Treasury Bills       1.32     10/07/04           14,961,474
                         7,000,000      U.S. Treasury Bills       1.09     10/14/04            6,979,606
                        30,889,000      U.S. Treasury Bills       1.31     10/14/04           30,799,008
                        95,000,000      U.S. Treasury Bills       1.32     10/14/04           94,723,227
                         5,000,000      U.S. Treasury Bills       1.14     10/21/04            4,983,630
                        45,000,000      U.S. Treasury Bills       1.33     10/21/04           44,852,674
                        30,000,000      U.S. Treasury Bills       1.36     11/26/04           29,848,275
                        50,000,000      U.S. Treasury Bills       1.66     01/13/05           49,603,380
                        15,000,000      U.S. Treasury Bills       1.72     01/20/05           14,874,574
                        10,000,000      U.S. Treasury Bills       1.75     01/27/05            9,912,013
                        10,700,000      U.S. Treasury Notes       2.25     07/31/04           10,700,000
                        15,000,000      U.S. Treasury Notes       2.13     08/31/04           15,000,063
                        10,000,000      U.S. Treasury Notes       1.88     09/30/04           10,009,375
                        25,000,000      U.S. Treasury Notes       1.75     12/31/04           25,015,625
                         1,000,000      U.S. Treasury Notes       1.50     02/28/05              998,750
                        10,000,000      U.S. Treasury Notes       1.63     03/31/05            9,984,375
                         2,500,000      U.S. Treasury Notes       1.63     09/30/05            2,484,375
--------------------------------------------------------------------------------------------------------
                                       Total Investments-100.0%
                                       (Cost $ 1,251,055,602)                              1,250,898,603
--------------------------------------------------------------------------------------------------------
                                       Other Assets Less Liabilities-(0.0%)                      100,617
--------------------------------------------------------------------------------------------------------
                                       Net Assets-Equivalent to $1.00
                                       Per Share on 1,251,156,219 Shares
                                       of Beneficial Interest
                                       Outstanding-100.0%                                 $1,250,999,220
========================================================================================================

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3- Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

      By:    /s/ Terry K. Glenn
             ---------------------
             Terry K. Glenn,
             President of
             Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

      Date: September 17, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By:    /s/ Terry K. Glenn
             ---------------------
             Terry K. Glenn,
             President of
             Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

      Date: September 17, 2004

      By:    /s/ William Breen
             ---------------------
             William Breen,
             Chief Financial Officer of
             Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

      Date: September 17, 2004